Schedule of segments of operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 5,200,138	$ 4,466,775
Cost of Goods Sold	3,157,996	2,881,060
Gross profit	2,042,142	1,585,715
Loss before taxes	(349,227)	(9,521,488)
Operating lease expense	303,869	284,169
Depreciation expense	9,467	10,385
Change in fair value of warrants	2,024,942
Loss on extinguishment of warrants	(285,346)
IPO related-expenses	600,000	50,523
Unrealized loss on investments		354,781
Realized gain on investments	50,675
Interest income	215,586	2,574
Interest expense	114,006	1,242,140
Total Assets	11,395,509	11,478,290
Gym Equipment [Member]
Segment Reporting Information [Line Items]
Revenue	5,200,138	4,466,775
Cost of Goods Sold	3,157,996	2,881,060
Gross profit	2,042,142	1,585,715
Loss before taxes	(349,227)	(9,521,488)
Operating lease expense	303,869	284,169
Depreciation expense	9,467	10,385
Change in fair value of warrants	2,024,942
Loss on extinguishment of warrants	(285,346)
IPO related-expenses	600,000	50,523
Unrealized loss on investments		354,781
Realized gain on investments	50,675
Interest income	215,586	2,574
Interest expense	114,006	1,242,140
Total Assets	$ 11,395,509	$ 11,478,290